Concentration of Customers and Suppliers	6 Months Ended
Jun. 30, 2025
Concentration of Customers and Suppliers [Abstract]
Concentration of customers and suppliers

10. Concentration of customers and suppliers

The Company has a concentration of its revenues with specific customers. For the six months ended June 30, 2025, three customers accounted for 36.1%, 13.7% and 11.6% of total revenue, respectively. For the six months ended June 30, 2024, three customers accounted for 18.1%, 17.1% and 10.1% of total revenue, respectively. As of June 30, 2025, one customer’ accounts receivable accounted for 77.0% of the total outstanding accounts receivable balance. As of December 31, 2024, four customers’ accounts receivable accounted for 34.9%, 21.7%, 13.8% and 11.4% of the total outstanding accounts receivable balance, respectively.

For the six months ended June 30, 2025, the Company purchased approximately 48.2% and 25.1% of its inventory from two suppliers, respectively. For the six months ended June 30, 2024, the Company purchased approximately 46.2%, 19.4% and 18.7% of its inventory from three suppliers, respectively. As of June 30, 2025, accounts payable to one major supplier accounted for 96.0% of the total accounts payable outstanding. As of December 31, 2024, accounts payable to three major IPO vendors and one major inventory supplier accounted for 29.6%, 23.0%, 18.7% and 20.6% of the total accounts payable outstanding, respectively.

The loss of either of these customers or suppliers could adversely affect the operating results or cash flows of the Company.